CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY - Disclosure of Allowance for Expected Credit Losses (Details) - GBP (£) £ in Millions		Dec. 31, 2021	Dec. 31, 2020
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		£ 4,042	£ 6,247
Loans and advances to customers	[1]	448,567	440,200
Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Loans and advances to customers		500	600
Drawn balance
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		£ 3,842	£ 5,788

[1]	See note 1 regarding changes to presentation.